Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	R$ 2,678,457	R$ 3,472,845
Bonds and securities	93	16,121
Collaterals and escrow accounts	157	182
Trade accounts receivable	3,342,050	4,433,193
Dividends receivable	138,330	68,162
Sectorial financial assets	190,699	383,740
Accounts receivable - concessions	8,603	5,121
Contract assets	220,660	148,488
Other current receivables	897,380	749,816
Inventories	194,850	197,779
Income tax and social contribution receivable	355,065	151,912
Other current recoverable taxes	1,239,694	1,508,864
Prepaid expenses	60,076	53,649
Receivable from related parties	1,135
TOTAL CURRENT ASSETS	9,327,249	11,189,872
Long Term Assets
Bonds and securities	430,963	344,937
Other temporary investments	25,619	19,985
Collaterals and escrow accounts		142,764
Trade accounts receivable	109,819	82,233
Judicial deposits	632,458	591,131
Sectorial financial assets	190,699	383,740
Accounts receivable - concessions	2,269,690	2,261,684
Contract assets	7,452,019	6,739,560
Other noncurrent receivables	931,452	916,606
Income tax and social contribution receivable	127,824	153,850
Deferred income tax and social contribution	1,644,299	963,259
Other noncurrent recoverable taxes	2,627,293	3,143,546
Prepaid expenses	10	27
Total long term asset	16,442,145	15,743,322
Investments	3,325,731	3,042,134
Property, plant and equipment	10,069,468	10,142,591
Intangible assets	10,277,727	9,215,560
Right-of-use asset	261,380	204,056
Total non current assets	40,376,451	38,347,663
TOTAL ASSETS	49,703,700	49,537,535
CURRENT LIABILITIES
Payroll, social charges and accruals	252,789	604,810
Accounts payable to suppliers	2,090,022	2,585,735
Income tax and social contribution payable	156,191	63,946
Other taxes due	303,606	440,933
Loans and financing	278,838	579,770
Debentures	1,346,347	2,144,485
Dividend payable	482,325	330,947
Post-employment benefits	73,814	68,836
Sectorial charges payable	46,488	198,386
Research and development and Energy efficiency	370,244	292,495
Accounts payable related to concession	105,003	104,963
Sectorial financial liabilities	433,914	139,770
Lease liability	64,870	47,240
Other accounts payable	601,619	370,383
PIS and Cofins to be refunded to consumers	550,527	7,294
TOTAL CURRENT LIABILITIES	7,156,597	7,979,993
NONCURRENT LIABILITIES
Accounts payable to suppliers	125,448	125,249
Deferred income tax and social contribution	1,517,682	1,364,828
Other taxes due	633,491	594,810
Loans and financing	4,371,525	3,098,674
Debentures	6,457,508	6,003,132
Post-employment benefits	996,223	1,226,338
Research and development and Energy efficiency	244,514	334,602
Accounts payable related to concession	832,539	798,996
Sectorial financial liabilities	49,341	153,409
Lease liability	208,886	165,494
Other accounts payable	645,234	599,909
PIS and Cofins to be refunded to consumers	1,444,631	3,319,501
Provision for allocation of PIS and Cofins credits	1,851,257
Provisions for legal claims	2,037,599	1,597,365
TOTAL NONCURRENT LIABILITIES	21,415,878	19,382,307
EQUITY
Capital	10,800,000	10,800,000
Equity valuation adjustments	593,382	426,170
Legal reserve	1,512,687	1,457,087
Profit retention reserve	7,911,295	7,785,092
Additional dividends proposed		1,368,675
TOTAL EQUITY	20,817,364	21,837,024
Attributable to non-controlling interests	313,861	338,211
TOTAL EQUITY AFTER NON-CONTROLLING INTERESTS	21,131,225	22,175,235
TOTAL LIABILITIES & EQUITY	R$ 49,703,700	R$ 49,537,535